Trade Payables (Details) - Schedule of Trade Payables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Payables [Abstract]
Open debts mainly in USD	$ 11,167	$ 12,731
Open debts in EUR	7,266	10,629
Open debts in NIS	6,371	9,557
Total Trade Payables	$ 24,804	$ 32,917